Common Stock (Narrative) (Details) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended							191 Months Ended	0 Months Ended			9 Months Ended	12 Months Ended						0 Months Ended
	Mar. 08, 2013	Sep. 11, 2008	Feb. 02, 2005	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	May 28, 2013 Aero Networks, LLC	Mar. 27, 2013 Common Stock	Sep. 27, 2012 Common Stock	Sep. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	May 28, 2013 Common Stock Aero Networks, LLC	May 17, 2013 Common Stock Common Stock issued to a Consultant	May 17, 2013 Common Stock Common Stock issued to a Consultant	Jun. 03, 2013 Common Stock One Consultant	Jun. 03, 2013 Common Stock Two Consultant	Jun. 12, 2013 Common Stock One Consultant	Jun. 12, 2013 Common Stock One Consultant	Jun. 28, 2013 Common Stock One Consultant	Jun. 28, 2013 Common Stock One Consultant	May 17, 2013 Common Stock Chief Financial Officer	May 28, 2013 Common Stock Three members of Aero's Management Team	Mar. 22, 2013 Common Stock Acquisition of Intellectual Property	Jan. 03, 2013 Common Stock Acquisition of Intellectual Property
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock	one (1) for two thousand (2,000)	one (1) for three hundred (300)
Capital Structure changes After Reverse Stock Split	To amend the Company's Articles of Incorporation to increase the number of authorized shares of Common Stock, par value $.00001 per share, of the Company from 500,000,000 shares to 750,000,000 shares after the Reverse Split.
Shares Issued To Settle Debt, Shares														20,000,000	200,000	20,000,000	200,000		808,435	1,504	7	76
Shares issued to settle debt, Amount				$ 20,000	$ 522,000			$ 332,876	$ 485,805	$ 18,500	$ 67,759			$ 20,000	$ 87,000	$ 200	$ 2		$ 9
Shares issued for services, Shares																2,821,000					17	17		200,000	275,000	50,000	50,000	500,000	250,000	500,000	96,000	20,000	300,000
Shares issued for services, Amount				207,882						8,975	8,030					28								58,000	79,750	12,500	13,500	170,000	92,500	170,000	45,120	58,000	75,000
Shares issued for non-cash consideration, Amount														20,000
Shares issued for the acquisition of intellectual property, Shares																20,300,000																		20,000,000	300,000
Shares issued for the acquisition of intellectual property, Amount				45,500												203																		20,000	25,500
Consulting fees																								7,150	9,832			18,580	9,604	3,716
Deferred compensation																								50,850	69,918			151,420	82,896	166,284
Shares issued to acquire Aero Networks LLC, Shares																2,400,000		100,000	120,000				2,400,000
Shares issued for acquisition, Amount				$ 600,000			$ 2,150,000	$ 3,000				$ 2,150,000	$ 600,000			$ 24		$ 1	$ 1				$ 600,000
Share issue date														Mar. 27, 2013									Jun. 29, 2013	May 17, 2013	May 17, 2013	Jun. 01, 2013	Jun. 03, 2013	Jun. 12, 2013	Jun. 12, 2013	Jun. 27, 2013	Jun. 28, 2013	May 17, 2013		Mar. 22, 2013	Jan. 03, 2013